8. Promissory Note (Sept 2019 Note) (Details Narrative) - Promissory Note [Member] - AVX Design [Member] - USD ($)	9 Months Ended
	Sep. 30, 2019	Mar. 15, 2019
Debt face value		$ 50,000
Debt stated interest rate		6.00%
Debt balance		$ 50,000
Interest expense	$ 250